Prepayments and Other Receivables (Details) - Bsset Technology Limited [Member] - USD ($)	May 17, 2023	Mar. 28, 2023	Mar. 31, 2024
Prepayments and Other Receivables [Line Items]
Investment transferred	$ 80,010	$ 100,013
Allowance for expected credit loss			$ 2,076